Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

10    Cash and cash equivalents

	2020	2019
	US$’000
Bank balances and cash in hand	187,125	130,997
Demand deposits	383,289	51,789
	570,414	182,786

The Group’s exposure to interest rate risk and a sensitivity analysis for financial liabilities is disclosed in Note 29.